Note 24 - Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	December 31, 2018			December 31, 2017
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets
Trade receivables	$2,559	$—	$2,559	$1,847	$—	$1,847
Marketable securities (Note 14)	6,420	6,420	—	11,326	11,326	—
Silver futures derivatives (Note 14)	2,038	2,038	—	—	—	—

Disclosure of detailed information about capital risk management explanatory [text block]
	December 31, 2018	December 31, 2017
Equity	$594,573	$582,485
Debt facilities	149,512	31,769
Equipment financing obligations	5,847	9,305
Less: cash and cash equivalents	(57,013)	(118,141)
	$692,919	$505,418

Disclosure of financial liabilities [text block]
	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$50,183	$50,183	$50,183	$—	$—	$—
Debt facilities	149,512	192,596	4,606	28,067	159,923	—
Equipment financing obligations	5,847	6,251	3,145	2,499	607	—
Other liabilities	3,787	3,787	—	—	—	3,787
	$209,329	$252,817	$57,934	$30,566	$160,530	$3,787

Disclosure of detailed information about currency risk explanatory [text block]
	December 31, 2018
	Cash and cash equivalents	Trade and other receivables	Value added taxes receivable	Other financial assets	Trade and other payables	Foreign exchange derivative	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian dollar	$22,968	$45	$—	$2,753	$(1,782)	$—	$23,984	$2,398
Mexican peso	5,178	—	51,698	—	(31,474)	53,500	78,902	7,890
	$28,146	$45	$51,698	$2,753	$(33,256)	$53,500	$102,886	$10,289

Disclosure of detailed information about price risk explanatory [text block]
				December 31, 2018
	Effect of +/- 10% change in metal prices
	Silver	Gold	Lead	Zinc	Total
Metals subject to provisional price adjustments	$136	$—	$85	$125	$346
Metals in doré and concentrates inventory	127	146	37	12	322
	$263	$146	$122	$137	$668